Forward Purchase Agreement Non Redemption Agreement and Private Placement Financing (Details) - USD ($)							3 Months Ended			9 Months Ended	12 Months Ended
	Aug. 29, 2024	Jun. 11, 2024	Mar. 22, 2024	Feb. 02, 2024	Jan. 17, 2024	Dec. 13, 2023	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024
Forward Purchase Agreement, Non Redemption Agreement and Private Placement Financing [Line Items]
Common stock, par value							$ 0.0001				$ 0.0001	$ 0.0001
Initial price							4,000				4,000
Cash payment				147
Trust account				$ 80,241
Additional shares	190,860						190,860				190,860
Share issuance												$ 3,124,379
Stock subscription receivable												(80,241)
Issuance of common stock	$ 752,147											7,850,000
Accreted discount amount	752,147
Accretion amount	$ 93,113
Stock subscription receivable							$ 2,919,674		$ 2,476,160	$ 2,476,160	$ 2,841,427	2,545,586	$ 80,241	$ 80,241
Recycled shares							147				147
Net liability							$ 174,600				$ 7,227	6,404,100
Non-cash gain (loss) from changes in the fair value of derivatives							$ 386,750	$ 5,269,700			$ 5,015,400	$ 14,485,850
Percentage of prepayment shortfall	120.00%
Price per share	$ 100
Percentage of meteora shares											10.00%
Shares issued under purchase plan											140,000
Common stock, shares issued							7,745,683				7,465,283	2,633,956
Consideration shares									57,000
Attorney’s fees							$ 75,000				$ 65,000
Selling, general, and administrative expenses									$ 800,000	$ 800,000		$ 800,000
Redemption price				$ 10.97
Backstop shares				2,000,000
Released payment from trust account				$ 13,937,997
Accretion
Proceeds from Loans							$ 4,182
Common Stock [Member]
Forward Purchase Agreement, Non Redemption Agreement and Private Placement Financing [Line Items]
Stock subscription receivable
Shares consideration								100				13,892
Common stock, shares issued							7,745,683				7,465,283	2,633,956
Number of additional shares											190,860
Consideration shares											57,000
Accretion
Stock Subscription Receivable [Member]
Forward Purchase Agreement, Non Redemption Agreement and Private Placement Financing [Line Items]
Share issuance								$ (2,372,232)
Stock subscription receivable												(80,241)
Accretion							$ (78,247)				$ (295,841)	(93,113)
FPA Share [Member]
Forward Purchase Agreement, Non Redemption Agreement and Private Placement Financing [Line Items]
Additional shares							191,007				191,007
Stock subscription receivable							$ 2,919,674					2,465,345
Backstop Investor [Member]
Forward Purchase Agreement, Non Redemption Agreement and Private Placement Financing [Line Items]
Redemption price				$ 4
Derivative Liability [Member]
Forward Purchase Agreement, Non Redemption Agreement and Private Placement Financing [Line Items]
Share issuance	$ 3,124,379
Monte Carlo [Member]
Forward Purchase Agreement, Non Redemption Agreement and Private Placement Financing [Line Items]
Additional shares											191,007
Net liability							$ 1,214,100				$ 1,388,700
Non-cash gain (loss) from changes in the fair value of derivatives												$ 4,258,450
FPA amendment and resolution of lawsuit [Member] | Common Stock [Member]
Forward Purchase Agreement, Non Redemption Agreement and Private Placement Financing [Line Items]
Common stock, shares issued											247,860
Forward Purchase Agreement [Member]
Forward Purchase Agreement, Non Redemption Agreement and Private Placement Financing [Line Items]
Purchase price percentage							9.90%				9.90%
Shares outstanding, percentage							9.90%				9.90%
Prepayment shortfall for purchase agreement							0.50%				0.50%
Reimbursement trust account				$ 2,193,800
Reimbursement consideration shares				4,000
Additional shares	500,000	190,860	160,771		116,771
Stock subscription receivable	$ 2,372,232
Net liability							$ 1,218,251				$ 1,395,938
Shares consideration	57,000
Selling, general, and administrative expenses									$ 1,026,000
Forward Purchase Agreement [Member] | NUBI Shares [Member]
Forward Purchase Agreement, Non Redemption Agreement and Private Placement Financing [Line Items]
Ownership limitation percentage							9.90%				9.90%
Non-Redemption Agreement [Member]
Forward Purchase Agreement, Non Redemption Agreement and Private Placement Financing [Line Items]
Issued and outstanding shares percentage						9.99%
Class A Ordinary Shares [Member] | Forward Purchase Agreement [Member]
Forward Purchase Agreement, Non Redemption Agreement and Private Placement Financing [Line Items]
Common stock, par value							$ 0.0001				$ 0.0001
Meteora Shares [Member]
Forward Purchase Agreement, Non Redemption Agreement and Private Placement Financing [Line Items]
Common stock, shares issued	247,860